Cash (Tables)	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents	Cash is denominated in the following currencies:
	As of June 30, 2025	As of December 31, 2024

RMB	$18,926	$21,731
HKD	244	263
SGD	2	-
USD	3,401	4,718
Total	$22,573	$26,712

*	represents amount less than $1,000.